FIXED ASSETS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Total Fixed Assets	$ 621,426	$ 612,957	$ 378,749
Accumulated Depreciation	(332,985)	(314,151)	(245,947)
Fixed Assets, Net	288,477	298,806	132,802
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Total Fixed Assets	224,637	224,132
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total Fixed Assets	286,551	278,551	246,974
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total Fixed Assets	$ 110,742	$ 110,274	$ 131,775